Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.'s shareholders for basic/dilutive net income per share calculation	$ 1,039,721	¥ 6,735,108	¥ 4,756,623	¥ 4,443,910
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,284,382	3,284,382	3,264,450	3,247,874
Dilutive effect of employee stock options and restricted share units	20,831	20,831	12,599	8,423
Weighted average number of ordinary shares outstanding, diluted	3,305,213	3,305,213	3,277,049	3,256,297
Net income per share, basic | (per share)	$ 0.32	¥ 2.05	¥ 1.46	¥ 1.37
Net income per share, diluted | (per share)	$ 0.31	¥ 2.04	¥ 1.45	¥ 1.36
Anti-dilutive ordinary shares and restricted share units excluded from the calculation of diluted net income per share	2,100	2,100	3,200	2,900